Segment information (Details)	12 Months Ended
	Dec. 31, 2021 CHF (SFr) segment	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Segments
Number of segments | segment	1
Collaborative research funding	SFr 2,916,308	SFr 3,612,819	SFr 2,762,830
Grants earned	218,330	244,298	49,405
Other service income	18,667	22,026	21,430
Revenue and other operating income	3,153,305	3,879,143	2,833,665
Long-lived assets	600,008	692,248
Operating costs	18,659,222	16,122,417	17,437,822
Capital expenditure	31,549	59,414	28,459
Switzerland
Segments
Long-lived assets	596,098	665,012
Operating costs	18,619,123	16,050,488	17,409,808
United States of America
Segments
Long-lived assets	3,536	26,847
Operating costs	33,016	64,922	21,214
France
Segments
Long-lived assets	374	389
Operating costs	7,083	7,007	6,800
Indivior PLC
Segments
Revenue and other operating income	2,916,308	3,612,819	2,762,830
Eurostars/Innosuisse
Segments
Revenue and other operating income	218,330	244,298	49,405
Other counterparties
Segments
Revenue and other operating income	SFr 18,667	SFr 22,026	SFr 21,430